Note 11 - Income Taxes - Components of Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
State and local	$ 1,937	$ 467	$ 0
Foreign	668	(881)	411
Total current income tax expense	(1,478)	1,117	1,096
Federal	2,370	89	(175)
State and local	(820)	(12)	(843)
Foreign	2,361	(323)	573
Total deferred income tax expense (benefit)	3,911	(246)	(445)
Total income tax expense	$ 5,038	$ 457	$ 1,062